Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 CNY (¥) ¥ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenue	¥ 172,156	$ 24,264	¥ 197,564
Cost of sales	163,286	23,014	167,143
Gross profit	8,870	1,250	30,421
Operating expenses:
Selling expenses	6,356	896	7,373
General and administrative expenses	40,711	5,738	105,186
Other expenses (income), net	(8,057)	(1,136)	(4,533)
Total operating expenses	39,010	5,498	108,026
Loss from operations	(30,140)	(4,248)	(77,605)
Interest expenses	3,617	510	6,149
Loss before income taxes	(33,757)	(4,758)	(83,754)
Income tax benefits	(171)	(24)	(171)
Net loss from continuing operations	(33,586)	(4,734)	(83,583)
Discontinued operations
Loss on disposal of discontinued operation	(26,719)	(3,766)
Loss from discontinued operations	(1,903)	(268)	(6,439)
Net loss from discontinued operations	(28,622)	(4,034)	(6,439)
Net loss	(62,208)	(8,768)	(90,022)
Less: Net loss attributable to non-controlling interests	(1,324)	(187)	(2,406)
Net loss attributable to UTime Limited	(60,884)	(8,581)	(87,616)
Comprehensive loss
Net loss attributable to UTime Limited	(60,884)	(8,581)	(87,616)
Foreign currency translation adjustment	1,456	205	2,445
Total comprehensive loss	(59,428)	(8,376)	(85,171)
Comprehensive loss attributable to UTime Limited	¥ (59,428)	$ (8,376)	¥ (85,171)
Losses per share attributable to UTime Limited
Continuing operations (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (2.03)	$ (0.29)	¥ (7.44)
Discontinued operations (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (1.73)	$ (0.24)	¥ (0.57)
Weighted average ordinary shares outstanding
Basic (in Shares)	16,550,762	16,550,762	11,229,985